CONDENSED CONSOLIDATED BALANCE SHEET - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jan. 24, 2020	Jan. 14, 2020
Current assets:
Cash	$ 255,827			$ 0
Prepaid expenses	386,229
Total current assets	642,056
Cash and investments held in Trust Account	690,039,470
Total Assets	690,681,526			35,000
Current liabilities:
Accounts payable and accrued expenses	397,726
Loan payable, Advance from Sponsor	230,000			0
Total current liabilities	627,726
Deferred underwriting compensation	24,150,000
Total Liabilities	24,777,726
Stockholders' equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding				0
Accumulated deficit	5,480,502			(928)
Retained earnings	(482,508)
Additional paid-in capital				23,275
Total Stockholders' Equity	5,000,010	$ 5,000,010	$ 5,000,008	24,072	$ 0
Total Liabilities and Stockholders' Equity	690,681,526			35,000
Class A common stock
Current liabilities:
Class A common stock subject to possible redemption; 66,090,379 shares at redemption value of approximately $10.00 per share	660,903,790
Stockholders' equity:
Common stock	291			0
Class B common stock
Stockholders' equity:
Common stock	$ 1,725			$ 1,725